Annual Fund Operating Expenses	Jul. 31, 2020
Eaton Vance Hexavest Global Equity Fund | Class A
Prospectus [Line Items]
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (1)	0.67%	[1]
Total Annual Fund Operating Expenses	1.72%
Expense Reimbursement	(0.56%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.16%
Eaton Vance Hexavest Global Equity Fund | Class C
Prospectus [Line Items]
Management Fees	0.80%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (1)	0.67%	[1]
Total Annual Fund Operating Expenses	2.47%
Expense Reimbursement	(0.56%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.91%
Eaton Vance Hexavest Global Equity Fund | Class I
Prospectus [Line Items]
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Other Expenses (1)	0.67%	[1]
Total Annual Fund Operating Expenses	1.47%
Expense Reimbursement	(0.56%)	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.91%
Eaton Vance Hexavest International Equity Fund | Class A
Prospectus [Line Items]
Management Fees	0.80%
Distribution and Service (12b-1) Fees	0.25%
Total Annual Fund Operating Expenses	1.40%
Expense Reimbursement	(0.25%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	1.15%
Other Expenses	0.35%
Eaton Vance Hexavest International Equity Fund | Class I
Prospectus [Line Items]
Management Fees	0.80%
Distribution and Service (12b-1) Fees	none
Total Annual Fund Operating Expenses	1.15%
Expense Reimbursement	(0.25%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	0.90%
Other Expenses	0.35%

[1]	Includes interest expense of 0.01%.
[2]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares, 1.90% for Class C shares and 0.90% for Class I shares. This expense reimbursement will continue through November 30, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses and acquired fund fees and expenses and does not include expenses such as: brokerage commissions, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.
[3]	The investment adviser and administrator and the sub-adviser have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.15% for Class A shares and 0.90% for Class I shares. This expense reimbursement will continue through November 30, 2021. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses and acquired fund fees and expenses and does not include expenses such as: brokerage commissions, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator and the sub-adviser during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year.